Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Overseas Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 16,594	$ 14,289	$ 13,313	$ 13,292	$ 12,702	$ 10,702	$ 11,160	$ 12,125	$ 9,644	$ 8,296	$ 9,423
Columbia Overseas Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 16,338	14,168	13,301	13,376	12,876	10,943	11,496	12,577	10,072	8,734	10,000
Columbia Overseas Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 18,038	15,485	14,408	14,342	13,672	11,499	11,949	12,944	10,278	8,813	10,000
Columbia Overseas Value Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 18,236	15,641	14,535	14,458	13,766	11,570	12,012	13,000	10,299	8,819	10,000
Columbia Overseas Value Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 18,342	15,728	14,596	14,513	13,813	11,607	12,046	13,043	10,322	8,826	10,000
Columbia Overseas Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 17,184	14,826	13,847	13,855	13,271	11,219	11,723	12,771	10,179	8,771	10,000
Columbia Overseas Value Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 18,039	15,485	14,408	14,342	13,672	11,499	11,949	12,944	10,278	8,813	10,000
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 16,723	15,375	13,438	13,874	13,493	11,018	11,082	11,794	9,818	8,482	10,000
MSCI EAFE Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index (Net)
Account Value	$ 15,692	$ 13,635	$ 12,161	$ 12,087	$ 11,368	$ 9,800	$ 10,494	$ 11,397	$ 9,643	$ 8,018	$ 10,000